May 5, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

Re:               Gabelli Investor Funds, Inc. (the "Fund")
                  The Gabelli ABC Fund
                  FILE NOS. 33-54016 AND 811-07326
                  --------------------------------

Dear Sir or Madam:

Pursuant  to Rule  497(j)  promulgated  under  the  Securities  Act of 1933,  as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 24 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2010 (Accession No. 0000950123-10-041665).

Any questions  with respect to this filing should be directed to my attention at
(617) 338-6198.

Very truly yours,

/S/ ELIZABETH GRECO
-------------------
Elizabeth Greco
Regulatory Administrator
Regulatory Administration Department
PNC Global Investment Servicing (U.S.) Inc.
99 High Street, 27th Floor
Boston, MA  02110


cc:      B. Alpert - Gabelli Funds, LLC
         J. Egan - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         H. Robichaud
         A. Lonergan